Changes in Carrying Amount of Goodwill (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill gross Amount, Balance at beginning of period	¥ 10,342,694	¥ 9,746,054
Translation difference	219,163	596,640
Goodwill gross Amount, Balance at end of period	10,561,857	10,342,694
Accumulated Impairment Loss, Balance at end of period	(10,561,857)
Goodwill net Amount, Balance at beginning of period	10,342,694	9,746,054
Translation difference	219,163	596,640
Goodwill net Amount, Balance at end of period	¥ 0	¥ 10,342,694